INVESTMENT IN ASSOCIATED COMPANIES	6 Months Ended
Jun. 30, 2018
Variable Interest Entity, Not Primary Beneficiary, Disclosures [Abstract]
INVESTMENT IN ASSOCIATED COMPANIES
INVESTMENTS IN ASSOCIATED COMPANIES

The Company has certain wholly-owned subsidiaries which are accounted for using the equity method, as it has been determined under ASC 810 that they are variable interest entities in which Ship Finance is not the primary beneficiary.

At June 30, 2018, June 30, 2017 and December 31, 2017, the Company had the following participation in investments that were recorded using the equity method:

	June 30, 2018	June 30, 2017	December 31, 2017
SFL Deepwater Ltd (“SFL Deepwater”)	100%	100%	100%
SFL Hercules Ltd (“SFL Hercules”)	100%	100%	100%
SFL Linus Ltd (“SFL Linus”)	100%	100%	100%

Summarized balance sheet information of the Company’s wholly-owned equity method investees is as follows:

	As of June 30, 2018
(in thousands of $)	TOTAL	SFL Deepwater	SFL Hercules	SFL Linus
Current assets	90,154	24,903	26,071	39,180
Non-current assets	990,444	309,978	298,421	382,045
Total assets	1,080,598	334,881	324,492	421,225
Current liabilities	123,383	28,740	37,541	57,102
Non-current liabilities	938,724	301,542	282,388	354,794
Total liabilities	1,062,107	330,282	319,929	411,896
Total stockholders’ equity	18,491	4,599	4,563	9,329

	As of December 31, 2017
(in thousands of $)	TOTAL	SFL Deepwater	SFL Hercules	SFL Linus
Current assets	97,723	26,242	29,152	42,329
Non-current assets	1,020,067	317,450	305,852	396,765
Total assets	1,117,790	343,692	335,004	439,094
Current liabilities	106,628	25,642	29,443	51,543
Non-current liabilities	1,000,484	315,415	302,819	382,250
Total liabilities	1,107,112	341,057	332,262	433,793
Total stockholders’ equity	10,678	2,635	2,742	5,301
Summarized statement of operations information of the Company’s wholly-owned equity method investees is as follows:

	Six months ended June 30, 2018
(in thousands of $)	TOTAL	SFL Deepwater	SFL Hercules	SFL Linus
Operating revenues	32,271	9,651	9,552	13,068
Net operating revenues	32,271	9,651	9,552	13,068
Net income	7,451	1,964	1,821	3,666

	Six months ended June 30, 2017
(in thousands of $)	TOTAL	SFL Deepwater	SFL Hercules	SFL Linus
Operating revenues	38,987	10,879	11,614	16,494
Net operating revenues	38,987	10,879	11,614	16,494
Net income	13,855	3,382	3,730	6,743

	Year ended December 31, 2017
(in thousands of $)	TOTAL	SFL Deepwater	SFL Hercules	SFL Linus
Operating revenues	73,487	20,873	21,827	30,787
Net operating revenues	73,487	20,873	21,827	30,787
Net income	23,766	5,981	6,462	11,323

SFL Deepwater, SFL Hercules and SFL Linus each own drilling units which have been leased to subsidiaries of Seadrill Limited (“Seadrill”), a related party. Because the main assets of SFL Deepwater, SFL Hercules and SFL Linus are the subject of leases which includes both fixed price call options and a fixed price purchase obligation or put option, it has been determined that these subsidiaries of Ship Finance are variable interest entities in which Ship Finance is not the primary beneficiary.

Each subsidiary has entered into a term loan and revolving credit facility as follows:

	Six months ended June 30, 2018
(in thousands of $)	TOTAL	SFL Deepwater	SFL Hercules	SFL Linus
Loan balance outstanding	736,944	214,444	237,500	285,000
Amount available to draw down	—	—	—	—
Amount guaranteed by Ship Finance	266,114	84,697	78,947	102,470

	Year ended December 31, 2017
(in thousands of $)	TOTAL	SFL Deepwater	SFL Hercules	SFL Linus
Loan balance outstanding	785,778	225,778	251,250	308,750
Amount available to draw down	—	—	—	—
Amount guaranteed by Ship Finance	235,000	75,000	70,000	90,000

In the six months ended June 30, 2018 and the year ended December 31, 2017, SFL Deepwater, SFL Hercules and SFL Linus paid dividends as follows:

Six months ended June 30, 2018
(in thousands of $)	TOTAL	SFL Deepwater	SFL Hercules	SFL Linus
Dividends Paid	—	—	—	—

	Six months ended June 30, 2017
(in thousands of $)	TOTAL	SFL Deepwater	SFL Hercules	SFL Linus
Dividends Paid	14,400	3,400	3,750	7,250

	Year ended December 31, 2017
(in thousands of $)	TOTAL	SFL Deepwater	SFL Hercules	SFL Linus
Dividends Paid	14,400	3,400	3,750	7,250

SFL Deepwater, SFL Hercules and SFL Linus have loan facilities for which Ship Finance provides limited guarantees, as indicated above. These loan facilities originally contained financial covenants with which both Ship Finance and Seadrill must comply. In September 2017, Seadrill announced that it had entered into a restructuring agreement (the “Restructuring Plan”) with more than 97% of its secured bank lenders, approximately 40% of its bondholders and a consortium of investors led by its largest shareholder, Hemen Holding Ltd, who is also the largest shareholder in the Company. The Company, SFL Deepwater, SFL Hercules and SFL Linus have also entered into the Restructuring Plan, which has been implemented by way of prearranged Chapter 11 cases. As part of the Restructuring Plan, the financial covenants on Seadrill have been replaced by financial covenants on a newly established subsidiary of Seadrill, who also acts as guarantor for the obligations under the leases for the three drilling units, on a subordinated basis to the senior secured lenders in Seadrill and new secured notes. The financial covenants on Seadrill were suspended until the Restructuring Plan was implemented in July 2018. As at June 30, 2018, Ship Finance was in compliance with all of the covenants under these long-term debt facilities.